Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security	$ 11,421	¥ 79,298	¥ 135,952
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits with an original maturity of three months or less			1,753,000
Short-term investments with variable interest rates		700,000	363,000
Investment security		79,298	135,952
Total		779,298	2,251,952
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security		79,298	135,952
Total		79,298	135,952
Significant Other Observable Inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits with an original maturity of three months or less			1,753,000
Short-term investments with variable interest rates		700,000	363,000
Total		¥ 700,000	¥ 2,116,000